RETIREMENT BENEFIT PLANS - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) director section	Dec. 31, 2024 GBP (£) director	Dec. 31, 2023 GBP (£)	Mar. 31, 2025 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Defined contribution expense	£ 75	£ 79	£ 71
Number of legally segregated sections | section	7
Percentage of employee covered defined benefit pension schemes	6.00%	6.00%
Number of directors selected | director	6	6
Number of directors nominated | director	4	4
Deficit in plan				£ 75
Contribution to scheme based on agreement	£ 174	£ 150
Period over which the spot rate remain constant	50 years
Percentage of pension pay increase	2.80%	3.00%	3.00%		1.00%
Short-term life expectancy improvement rate of female employees		0.25%
Short-term life expectancy improvement rate of male employees		0.25%
Long-term life expectancy improvement rate of male employees		1.25%
Long-term life expectancy improvement rate of female employees		1.25%
Weighted average duration of defined benefit obligation	12 years	12 years 8 months 12 days
Minimum
Disclosure of defined benefit plans [line items]
Forward curve term	30 years
Maximum
Disclosure of defined benefit plans [line items]
Forward curve term	50 years
General price inflation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Deficit repair contributions
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement	£ 148	£ 119
Currency futures
Disclosure of defined benefit plans [line items]
Gross notional value	£ 772	£ 709